Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Equity
Share capital, shares outstanding (in shares)	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 2.50	$ 2.50